                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09142

                          Navellier Performance Funds
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

                One East Liberty, Third Floor Reno, Nevada 89501
       -------------------------------------------------------------------
           (Address of principal executive offices)         (Zip code)

                               Louis G. Navellier
                One East Liberty, Third Floor Reno, Nevada 89501
          -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-887-8671

Date of Fiscal year end: December 31

Date of reporting period:  June 30, 2003

Item 1: Report(s) to Shareholders

                           NAVELLIER PERFORMANCE FUNDS





                                                               SEMIANNUAL REPORT
                                                                   June 30, 2003


                                    (GRAPHIC)






                         Aggressive Growth Portfolio
                            Mid Cap Growth Portfolio
                      Aggressive Micro Cap Portfolio
                          Large Cap Growth Portfolio            (NAVELLIER LOGO)

                                                SEMIANNUAL REPORT, June 30, 2003
                                                     NAVELLIER PERFORMANCE FUNDS
                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------

                                                                   July 31, 2003

Dear Shareholder,

      After a lackluster first quarter of 2003, the second quarter provided some long overdue positive returns to the major equity markets. The Large Cap Growth Portfolio captured a 3% lead over the benchmark for the first six months of the year. While the other portfolios underperformed the benchmarks for the same period, this was specifically related to individual stock selection and not sector allocation. Another item worthy of mention is the strong performance of the growth portfolios over the annualized 3-year, 5-year and since inception periods.

[AGGRESSIVE GROWTH PORTFOLIO LINE GRAPH]

                                                    AGGRESSIVE GROWTH          RUSSELL 2000 GROWTH            RUSSELL 2000
                                                    -----------------          -------------------            ------------
December 28, 1995                                         10000                       10000                       10000
December 29, 1995                                          9999                       10100                       10065
January 31, 1996                                           9630                       10016                       10054
February 29, 1996                                         10620                       10473                       10368
March 29, 1996                                            11330                       10680                       10579
April 30, 1996                                            13020                       11500                       11145
May 31, 1996                                              14040                       12090                       11584
June 28, 1996                                             13050                       11304                       11108
July 31, 1996                                             11180                        9924                       10138
August 30, 1996                                           11850                       10659                       10726
September 30, 1996                                        12730                       11208                       11146
October 31, 1996                                          12150                       10724                       10974
November 29, 1996                                         12220                       11023                       11426
December 31, 1996                                         12250                       11237                       11725
January 31, 1997                                          12440                       11518                       11960
February 28, 1997                                         10880                       10823                       11670
March 31, 1997                                            10670                       10059                       11119
April 30, 1997                                            10530                        9942                       11150
May 30, 1997                                              11290                       11437                       12391
June 30, 1997                                             12040                       11825                       12922
July 31, 1997                                             13200                       12431                       13523
August 29, 1997                                           13280                       12804                       13832
September 30, 1997                                        14560                       13825                       14845
October 31, 1997                                          14010                       12995                       14193
November 28, 1997                                         13500                       12685                       14101
December 31, 1997                                         13447                       12692                       14348
January 30, 1998                                          12992                       12523                       14121
February 27, 1998                                         13922                       13629                       15165
March 31, 1998                                            14671                       14200                       15791
April 30, 1998                                            14691                       14287                       15878
May 29, 1998                                              13892                       13249                       15023
June 30, 1998                                             14135                       13385                       15055
July 31, 1998                                             13659                       12267                       13836
August 31, 1998                                           10816                        9435                       11149
September 30, 1998                                        11717                       10392                       12022
October 30, 1998                                          11676                       10934                       12512
November 30, 1998                                         13356                       11782                       13168
December 31, 1998                                         14995                       12848                       13982
January 29, 1999                                          15582                       13426                       14168
February 26, 1999                                         14388                       12198                       13021
March 31, 1999                                            15025                       12632                       13224
April 30, 1999                                            16735                       13748                       14409
May 28, 1999                                              16735                       13770                       14619
June 30, 1999                                             18152                       14495                       15281
July 30, 1999                                             17504                       14047                       14861
August 31, 1999                                           18303                       13522                       14311
September 30, 1999                                        18496                       13782                       14314
October 31, 1999                                          19163                       14135                       14372
November 30, 1999                                         20479                       15630                       15231
December 31, 1999                                         21909                       18385                       16955
January 31, 2000                                          20111                       18214                       16682
February 29, 2000                                         23465                       22451                       19437
March 31, 2000                                            22670                       20091                       18156
April 30, 2000                                            22324                       18063                       17063
May 31, 2000                                              20791                       16481                       16069
June 30, 2000                                             23154                       18610                       17469
July 31, 2000                                             22451                       17015                       16907
August 31, 2000                                           25171                       18805                       18197
September 30, 2000                                        25194                       17871                       17663
October 31, 2000                                          23350                       16420                       16874
November 30, 2000                                         21137                       13439                       15142
December 31, 2000                                         22580                       14261                       16442
January 31, 2001                                          20436                       15416                       17298
February 28, 2001                                         18362                       13302                       16163
March 31, 2001                                            17499                       12093                       15373
April 30, 2001                                            18947                       13574                       16575
May 31, 2001                                              20255                       13888                       16983
June 30, 2001                                             20311                       14267                       17569
July 31, 2001                                             19852                       13050                       16618
August 31, 2001                                           18738                       12235                       16081
September 30, 2001                                        17861                       10260                       13917
October 31, 2001                                          18738                       11248                       14731
November 30, 2001                                         19058                       12186                       15872
December 31, 2001                                         19629                       12945                       16851
January 31, 2002                                          19170                       12485                       16676
February 28, 2002                                         17555                       11677                       16219
March 31, 2002                                            18028                       12692                       17522
April 30, 2002                                            17861                       12417                       17682
May 31, 2002                                              17318                       11691                       16897
June 30, 2002                                             16956                       10700                       16059
July 31, 2002                                             14896                        9055                       13634
August 31, 2002                                           15132                        9051                       13599
September 30, 2002                                        14047                        8397                       12622
October 31, 2002                                          13740                        8822                       13027
November 30, 2002                                         13838                        9696                       14190
December 31, 2002                                         12487                        9028                       13399
January 31, 2003                                          11944                        8782                       13029
February 28, 2003                                         11569                        8548                       12635
March 31, 2003                                            11986                        8678                       12798
April 30, 2003                                            12808                        9499                       14011
May 31, 2003                                              13893                       10569                       15515
June 30, 2003                                             14325                       10773                       15795

                          AGGRESSIVE GROWTH PORTFOLIO

           TOTAL RETURNS                     RUSSELL
         FOR PERIODS ENDED                    2000    RUSSELL
          JUNE 30, 2003*             FUND    GROWTH    2000
  -------------------------------  --------  -------  -------
  Six Months                         14.72%   19.33%   17.88%
  One Year                         (15.52)%    0.69%  (1.64)%
  Annualized 5 Year                   0.27%  (4.25)%    0.97%
  Annualized Since Inception**        4.90%    1.00%    6.28%
  Value of a $10,000 investment
   over Life of Fund**              $14,325  $10,773  $15,795
  * The total returns shown do not reflect the deduction of
    taxes that a shareholder would pay on fund distributions
    or the redemption of fund shares.
  **Inception December 28, 1995

[MID CAP GROWTH PORTFOLIO LINE GRAPH]

                                                     MID CAP GROWTH          RUSSELL MID CAP GROWTH     RUSSELL 2000 GROWTH
                                                     --------------          ----------------------     -------------------
November 27, 1996                                                 10000               10000                       10000
November 30, 1996                                                 10000               10015                       10058
December 31, 1996                                                 10275                9846                       10254
January 31, 1997                                                  10465               10282                       10510
February 28, 1997                                                 10295               10055                        9876
March 31, 1997                                                     9985                9487                        9179
April 30, 1997                                                    10275                9719                        9072
May 30, 1997                                                      10835               10590                       10436
June 30, 1997                                                     11385               10884                       10790
July 31, 1997                                                     12506               11925                       11343
August 29, 1997                                                   12426               11809                       11683
September 30, 1997                                                13386               12407                       12616
October 31, 1997                                                  12766               11785                       11858
November 28, 1997                                                 12776               11909                       11575
December 31, 1997                                                 12965               12066                       11582
January 30, 1998                                                  12725               11848                       11427
February 27, 1998                                                 13695               12962                       12436
March 31, 1998                                                    14665               13506                       12958
April 30, 1998                                                    14634               13689                       13037
May 29, 1998                                                      14039               13126                       12090
June 30, 1998                                                     14404               13497                       12213
July 31, 1998                                                     13768               12919                       11194
August 31, 1998                                                   11651               10453                        8610
September 30, 1998                                                12485               11244                        9483
October 30, 1998                                                  12110               12072                        9977
November 30, 1998                                                 12944               12886                       10751
December 31, 1998                                                 14561               14221                       11724
January 29, 1999                                                  16737               14647                       12251
February 26, 1999                                                 16011               13931                       11131
March 31, 1999                                                    18507               14707                       11527
April 30, 1999                                                    19851               15377                       12545
May 28, 1999                                                      19585               15179                       12565
June 30, 1999                                                     21569               16239                       13227
July 30, 1999                                                     21515               15722                       12818
August 31, 1999                                                   22092               15558                       12338
September 30, 1999                                                21985               15426                       12576
October 29, 1999                                                  25174               16619                       12898
November 30, 1999                                                 28097               18340                       14262
December 31, 1999                                                 33049               21515                       16776
January 31, 2000                                                  32305               21511                       16620
February 29, 2000                                                 44233               26033                       20487
March 31, 2000                                                    37360               26060                       18333
April 30, 2000                                                    37525               23530                       16482
May 31, 2000                                                      31987               21815                       15039
June 30, 2000                                                     33771               24130                       16982
July 31, 2000                                                     31889               22602                       15526
August 31, 2000                                                   38499               26010                       17160
September 30, 2000                                                38017               24739                       16307
October 31, 2000                                                  35183               23046                       14983
November 30, 2000                                                 30094               18038                       12263
December 31, 2000                                                 34250               18988                       13013
January 31, 2001                                                  32073               20072                       14067
February 28, 2001                                                 29319               16600                       12138
March 31, 2001                                                    26520               14225                       11035
April 30, 2001                                                    28630               16596                       12386
May 31, 2001                                                      28497               16517                       12673
June 30, 2001                                                     25965               16526                       13018
July 31, 2001                                                     25154               15412                       11908
August 31, 2001                                                   23966               14295                       11164
September 30, 2001                                                22411               11932                        9363
October 31, 2001                                                  22866               13186                       10263
November 30, 2001                                                 23933               14606                       11120
December 31, 2001                                                 24954               15161                       11812
January 31, 2002                                                  24988               14669                       11392
February 28, 2002                                                 24532               13837                       10655
March 31, 2002                                                    25010               14893                       11581
April 30, 2002                                                    24421               14105                       11330
May 31, 2002                                                      24110               13684                       10668
June 30, 2002                                                     22489               12174                        9763
July 31, 2002                                                     20301               10991                        8263
August 31, 2002                                                   20301               10953                        8259
September 30, 2002                                                19479               10083                        7662
October 31, 2002                                                  20412               10880                        8075
November 30, 2002                                                 21078               11714                        8848
December 31, 2002                                                 19257               11006                        8238
January 31, 2003                                                  18946               10898                        8014
February 28, 2003                                                 18780               10803                        7800
March 31, 2003                                                    18968               11005                        7918
April 30, 2003                                                    20457               11754                        8668
May 31, 2003                                                      22145               12885                        9645
June 30, 2003                                                     22100               13069                        9830

                    MID CAP GROWTH PORTFOLIO - REGULAR CLASS

           TOTAL RETURNS                     RUSSELL   RUSSELL
         FOR PERIODS ENDED                   MID CAP    2000
          JUNE 30, 2003*            FUND     GROWTH    GROWTH
  -------------------------------  -------   -------   -------
  Six Months                        14.76%   18.74%     19.33%
  One Year                         (1.73)%    7.35%      0.69%
  Annualized 5 Year                  8.94%   (0.64)%   (4.25)%
  Annualized Since Inception**      12.78%    4.14%    (0.26)%
  Value of a $10,000 investment
   over Life of Fund**             $22,100   $13,069   $ 9,830
  * The total returns shown do not reflect the deduction of
    taxes that a shareholder would pay on fund distributions
    or the redemption of fund shares.
  **Inception November 27, 1996

      Looking forward, the evidence shows that we may have reached the bottom. As a result of this apparent opportunity, many of our models have started placing emphasis toward technology stocks in an effort to capture the upside if this bull market continues. Overall, our stock selection models are placing us in stocks that are exhibiting momentum created by analysts' predictions of future earnings growth and better fundamentals.

[AGGRESSIVE MICRO CAP PORTFOLIO LINE GRAPH]

                                                  AGGRESSIVE MICRO CAP         RUSSELL 2000 GROWTH            RUSSELL 2000
                                                  --------------------         -------------------            ------------
March 17, 1997                                            10000                       10000                       10000
March 31, 1997                                             9859                        9500                        9592
April 30, 1997                                             9872                        9390                        9618
May 31, 1997                                              10691                       10802                       10688
June 30, 1997                                             11432                       11168                       11146
July 31, 1997                                             12423                       11740                       11665
August 31, 1997                                           12679                       12092                       11932
September 30, 1997                                        13593                       13057                       12805
October 31, 1997                                          13434                       12273                       12243
November 30, 1997                                         13459                       11981                       12164
December 31, 1997                                         13276                       11987                       12376
January 31, 1998                                          12821                       11827                       12181
February 28, 1998                                         13608                       12872                       13082
March 31, 1998                                            13914                       13411                       13621
April 30, 1998                                            14083                       13494                       13697
May 31, 1998                                              13719                       12513                       12959
June 30, 1998                                             14090                       12641                       12986
July 31, 1998                                             13283                       11586                       11935
August 31, 1998                                           10699                        8911                        9618
September 30, 1998                                        11441                        9815                       10370
October 31, 1998                                          11083                       10327                       10793
November 31, 1998                                         12229                       11128                       11359
December 31, 1998                                         13289                       12135                       12061
January 31, 1999                                          13400                       12680                       12222
February 28, 1999                                         12151                       11520                       11232
March 31, 1999                                            11454                       11931                       11407
April 30, 1999                                            12450                       12984                       12429
May 31, 1999                                              13068                       13005                       12611
June 30, 1999                                             13856                       13690                       13181
July 30, 1999                                             13335                       13267                       12820
August 31, 1999                                           12964                       12771                       12345
September 30, 1999                                        13914                       13017                       12348
October 31, 1999                                          13745                       13350                       12398
November 31, 1999                                         13966                       14762                       13138
December 31, 1999                                         15254                       17364                       14625
January 31, 2000                                          14606                       17202                       14390
February 29, 2000                                         17268                       21204                       16767
March 31, 2000                                            20912                       18976                       15661
April 30, 2000                                            19732                       17060                       14719
May 31, 2000                                              18646                       15566                       13861
June 30, 2000                                             23288                       17577                       15069
July 30, 2000                                             19438                       16070                       14585
August 31, 2000                                           22748                       17761                       15697
September 30, 2000                                         22441                       16878                       15236
October 31, 2000                                          20462                       15508                       14556
November 30, 2000                                         17479                       12692                       13062
December 31, 2000                                         18888                       13469                       14183
January 31, 2001                                          17825                       14559                       14922
February 28, 2001                                         14891                       12564                       13943
March 31, 2001                                            14625                       11421                       13261
April 30, 2001                                            16253                       12820                       14298
May 31, 2001                                              16533                       13117                       14650
June 30, 2001                                             17245                       13474                       15155
July 30, 2001                                             16617                       12325                       14335
August 31, 2001                                           15128                       11555                       13872
September 30, 2001                                         12878                        9691                       12005
October 31, 2001                                          14339                       10623                       12707
November 30, 2001                                         15680                       11510                       13691
December 31, 2001                                         16141                       12226                       14536
January 31, 2002                                          16449                       11791                       14385
February 28, 2002                                         16072                       11028                       13991
March 31, 2002                                            16826                       11987                       15115
April 30, 2002                                            17476                       11727                       15253
May 31, 2002                                              16470                       11042                       14576
June 30, 2002                                             16714                       10105                       13853
July 30, 2002                                             14157                        8552                       11761
August 31, 2002                                           14220                        8548                       11731
September 30, 2002                                         13130                        7931                       10888
October 31, 2002                                          13032                        8332                       11237
November 30, 2002                                         12969                        9158                       12240
December 31, 2002                                         12480                        8526                       11559
January 31, 2003                                          11683                        8295                       11239
February 28, 2003                                         11243                        8073                       10899
March 31, 2003                                            11544                        8196                       11039
April 30, 2003                                            12333                        8971                       12086
May 31, 2003                                              13025                        9982                       13383
June 30, 2003                                             13912                       10175                       13625

                         AGGRESSIVE MICRO CAP PORTFOLIO

           TOTAL RETURNS                      RUSSELL
         FOR PERIODS ENDED                     2000     RUSSELL
          JUNE 30, 2003*             FUND     GROWTH     2000
  -------------------------------  --------   -------   -------
  Six Months                         11.48%   19.33%     17.88%
  One Year                         (16.76)%    0.69%    (1.64)%
  Annualized 5 Year                 (0.25)%   (4.25)%     0.97%
  Annualized Since Inception**        5.39%    0.28%      5.04%
  Value of a $10,000 investment
   over Life of Fund**             $13,912  $10,175    $13,625
  * The total returns shown do not reflect the deduction of
    taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  **Inception March 17, 1997

[LARGE CAP GROWTH PORTFOLIO LINE GRAPH]

                                                    LARGE CAP GROWTH
                                                        PORTFOLIO              RUSSELL 1000 GROWTH               S&P 500
                                                    ----------------           -------------------               -------
December 19, 1997                                         10000                       10000                       10000
December 31, 1997                                         10256                       10300                       10255
January 30, 1998                                          10106                       10608                       10369
February 27, 1998                                         10856                       11406                       11116
March 31, 1998                                            11577                       11861                       11686
April 30, 1998                                            11537                       12025                       11803
May 29, 1998                                              11517                       11684                       11600
June 30, 1998                                             12267                       12400                       12072
July 31, 1998                                             12167                       12317                       11943
August 31, 1998                                           10756                       10469                       10216
September 30, 1998                                        11336                       11273                       10871
October 30, 1998                                          12127                       12179                       11755
November 30, 1998                                         12777                       13106                       12467
December 31, 1998                                         14478                       14287                       13186
January 29, 1999                                          15959                       15126                       13737
February 26, 1999                                         15259                       14435                       13310
March 31, 1999                                            16549                       15195                       13843
April 30, 1999                                            16009                       15215                       14379
May 28, 1999                                              15189                       14747                       14039
June 30, 1999                                             16820                       15780                       14819
July 30, 1999                                             16830                       15279                       14356
August 31, 1999                                           16980                       15528                       14285
September 30, 1999                                        16860                       15202                       13893
October 29, 1999                                          17680                       16350                       14772
November 30, 1999                                         19901                       17232                       15073
December 31, 1999                                         23604                       19025                       15960
January 31, 2000                                          22693                       18133                       15159
February 29, 2000                                         29147                       19019                       14872
March 31, 2000                                            28466                       20380                       16326
April 30, 2000                                            26675                       19411                       15835
May 31, 2000                                              23924                       18433                       15510
June 30, 2000                                             27186                       19830                       15893
July 31, 2000                                             26125                       19003                       15644
August 31, 2000                                           31028                       20724                       16616
September 30, 2000                                        29817                       18764                       15739
October 31, 2000                                          27286                       17876                       15672
November 30, 2000                                         20562                       15241                       14437
December 31, 2000                                         21795                       14759                       14507
January 31, 2001                                          21494                       15778                       15022
February 28, 2001                                         17171                       13100                       13653
March 31, 2001                                            15697                       11674                       12788
April 30, 2001                                            17051                       13151                       13781
May 31, 2001                                              17141                       12957                       13874
June 30, 2001                                             16529                       12657                       13536
July 31, 2001                                             16268                       12341                       13405
August 31, 2001                                           15346                       11331                       12566
September 30, 2001                                        14022                       10200                       11551
October 31, 2001                                          14774                       10735                       11772
November 30, 2001                                         16369                       11767                       12673
December 31, 2001                                         16680                       11744                       12784
January 31, 2002                                          16279                       11537                       12597
February 28, 2002                                         15376                       11058                       12355
March 31, 2002                                            16118                       11441                       12819
April 30, 2002                                            15847                       10507                       12042
May 31, 2002                                              15677                       10253                       11953
June 30, 2002                                             14754                        9304                       11102
July 31, 2002                                             13570                        8793                       10237
August 31, 2002                                           13651                        8819                       10304
September 30, 2002                                        12748                        7904                        9184
October 31, 2002                                          13229                        8629                       10046
November 30, 2002                                         13179                        9098                       10581
December 31, 2002                                         12226                        8470                        9960
January 31, 2003                                          12096                        8264                        9699
February 28, 2003                                         12277                        8226                        9554
March 31, 2003                                            12517                        8379                        9646
April 30, 2003                                            13019                        8999                       10441
May 31, 2003                                              13781                        9448                       10991
June 30, 2003                                             14202                        9578                       11131

                           LARGE CAP GROWTH PORTFOLIO

           TOTAL RETURNS                     RUSSELL
         FOR PERIODS ENDED                    1000       S&P
          JUNE 30, 2003*            FUND     GROWTH      500
  -------------------------------  -------   -------   -------
  Six Months                        16.16%   13.09%     11.76%
  One Year                         (3.74)%    2.94%      0.27%
  Annualized 5 Year                  2.97%   (5.03)%   (1.61)%
  Annualized Since Inception**       6.55%   (0.78)%     1.96%
  Value of a $10,000 investment
   over Life of Fund**             $14,202   $9,578    $11,131
  * The total returns shown do not reflect the deduction of
    taxes that a shareholder would pay on fund distributions
    or the redemption of fund shares.
  **Inception December 19, 1997

      The stock market is still the place to be despite the fact that most stocks surged in the second quarter in the wake of the capital gain and dividend tax cuts in the economic stimulus package. The Federal Reserve Board made it very clear that short-term interest rates will remain low for a prolonged period of time and may move slightly lower. Despite the stability in short-term interest rates, long-term Treasury bond yields have risen up to 0.5% in the past few weeks, because bond market investors believe that interest rates have finally bottomed. This is potentially very bullish for the stock market, because some nervous bond investors will likely wander back to the stock market as yields move higher.

      The broader stock market indices just finished their best quarter in over four years. Normally after a strong advance, the stock market will settle down and begin to consolidate its gains. There are some questionable stocks that rallied in the past few months. We expect that the stock market will focus on the upcoming second quarter earnings announcement season and the cream will rise to the top. Typically, the more the stock market is focused on corporate earnings, the better the average stock in our growth portfolios should perform.

      We expect that the average stock in our growth portfolios will post over 30% annual earnings growth in the near future due to robust profit margin expansion. In fact, there has been so much cost-cutting in corporate America during the past few years that the slightest increase in sales results in very healthy profit margin expansion. We also expect another spectacular round of big earnings surprises during the second quarter earnings announcement season.

      The Federal Reserve Board continues to pour money back into the U.S. economy, which helps boost consumer spending. Business spending is steadily improving after a three-year drought, largely due to the Federal Reserve Board pushing banks to resume their business lending. The economic stimulus package was an incredible success and is helping to restore investor confidence. Although the U.S. economy is now steadily improving, some regions, like California, continue to struggle. California's woes appear to be self-inflicted and are effectively an anchor that is holding back the overall U.S. economy. Despite California's problems, we expect that the U.S. economy will grow at least at a 3% annual pace for the remainder of the year.

      Overall, we expect that the stock market will likely slow down and concentrate on those stocks with the most outstanding fundamental characteristics. The flow of funds into the stock market has been strong during the past few months. Since the decimalization of Wall Street, the flow of funds has become even more important than ever before for determining the near-term direction of the stock market. If the flow of funds decelerates, as it often does during the summer months, then we expect that the stock market will become increasingly selective. This is still a stock-picking environment.

      Always feel free to contact us if you have any questions or if we can help you in any way. You may call us at 1.800.887.8671 or visit our web site at www.navellier.com, where we invite you to take advantage of our complimentary weekly market commentary service, Marketmail.*

Sincerely,

/s/ Louis G. Navellier
LOUIS G. NAVELLIER

/s/ Alan Alpers
ALAN ALPERS

 * There is no guarantee that the opinions expressed in this newsletter will come to pass.

This material has been preceded by a Navellier Performance Funds prospectus.

The preceding charts and performance numbers assume reinvestment of all distributions.

Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Indices:

The Russell 1000 Index consists of the 1,000 largest securities in the Russell 3000 Index. It is considered to be representative of the large cap market in general.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Index is an unmanaged index consisting of the smallest 2,000 stocks in the Russell 3000 Index. It is considered representative of the small cap market in general.

The Russell 2000 Growth Index contains those Russell 2000 securities with a greater-than-average growth orientation.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

The S&P 500 is an unmanaged index consisting of 500 large cap stocks. It is considered representative of the stock market as a whole.

These indices are considered representative of pertinent market sectors in general. None are investment products available for sale.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2003
(unaudited)

AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------
                                             Market Value
    Shares                                       (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 95.9%
BIOTECHNOLOGY AND DRUGS -- 8.6%
    76,800  Ciphergen Biosystems, Inc.*    $      787,200
    50,000  Integra Lifesciences Holdings
              Corp.*                            1,319,000
                                           --------------
                                                2,106,200
                                           --------------
BUILDING AND CONSTRUCTION -- 3.2%
    35,000  Chicago Bridge & Iron Co. NV
              ADR                                 793,800
                                           --------------
BUSINESS SERVICES -- 3.6%
    40,000  eResearch Technology, Inc.*           886,400
                                           --------------
CHEMICALS -- 3.0%
    40,000  Aceto Corp                            738,000
                                           --------------
COMPUTER SOFTWARE AND SERVICES -- 14.3%
    75,000  At Road, Inc.*                        819,000
    40,000  Citrix Systems, Inc.*                 814,400
    50,000  Dot Hill Systems Corp.*               655,000
    60,000  Progress Software Corp.*            1,243,800
                                           --------------
                                                3,532,200
                                           --------------
CONSUMER PRODUCTS AND SERVICES -- 5.3%
    80,000  World Acceptance Corp.*             1,302,400
                                           --------------
ELECTRONICS -- 5.6%
    60,000  Trimble Navigation Ltd. Co.*        1,375,800
                                           --------------
GAS PRODUCTION AND DISTRIBUTION -- 8.8%
    30,000  Energen Corp.                         999,000
   150,000  The Williams Companies, Inc.        1,185,000
                                           --------------
                                                2,184,000
                                           --------------
HEALTHCARE PRODUCTS AND SERVICES -- 4.5%
    20,000  Gilead Sciences, Inc.*              1,111,600
                                           --------------
MANUFACTURING -- 6.5%
    50,000  Maverick Tube Corp.*                  957,500
    40,000  Select Comfort Corp.*                 655,200
                                           --------------
                                                1,612,700
                                           --------------
MEDICAL EQUIPMENT AND SUPPLIES -- 2.6%
    50,000  Alaris Medical, Inc.*                 647,500
                                           --------------

---------------------------------------------------------
                                             Market Value
    Shares                                       (Note 1)
---------------------------------------------------------
---------------------------------------------------------
OIL AND GAS SERVICES -- 3.2%
    25,000  Patina Oil & Gas Corp.         $      803,750
                                           --------------
PHARMACEUTICALS -- 10.9%
    60,000  Esperion Therapeutics, Inc.*        1,175,400
    70,000  Inspire Pharmaceuticals,
              Inc.*                               756,000
    30,000  MGI Pharma, Inc.*                     768,900
                                           --------------
                                                2,700,300
                                           --------------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 11.6%
    50,000  InterDigital Communications
              Corp.*                            1,168,500
   150,000  Primus Telecommunications
              Group, Inc.*                        771,000
    20,000  Vimplecom ADR*                        928,800
                                           --------------
                                                2,868,300
                                           --------------
TRANSPORTATION -- 4.2%
   100,000  Airtran Holdings, Inc.*             1,047,000
                                           --------------
TOTAL COMMON STOCKS
  (COST $20,817,899)                           23,709,950
                                           --------------
TOTAL INVESTMENTS -- 95.9%
  (COST $20,817,899)                           23,709,950
Other Assets Less Liabilities -- 4.1%           1,025,156
                                           --------------
NET ASSETS -- 100.0%                       $   24,735,106
                                           ==============
NET ASSETS CONSIST OF:
Paid-in Capital                            $   49,215,517
Net Investment Loss                              (185,289)
Accumulated Net Realized Loss on
  Investments                                 (27,187,173)
Net Unrealized Appreciation of
  Investments                                   2,892,051
                                           --------------
NET ASSETS                                 $   24,735,106
                                           ==============
NET ASSET VALUE PER SHARE
    (Based on 2,404,273 Shares
      Outstanding)                                 $10.29
                                           ==============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2003 (continued)
(unaudited)

               MID CAP GROWTH PORTFOLIO
-------------------------------------------------------
                                          Market Value
 Shares                                     (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 94.3%

APPAREL -- 2.1%
  70,600  Coach, Inc.*                   $    3,511,644
                                         --------------
AUTOMOTIVE -- 2.4%
  60,800  Paccar, Inc.                        4,099,136
                                         --------------
BIOTECHNOLOGY AND DRUGS -- 2.8%
  23,000  Allergan, Inc.                      1,773,300
  73,300  Genzyme Corp.*                      3,063,940
                                         --------------
                                              4,837,240
                                         --------------
BUSINESS SERVICES -- 1.7%
 260,000  WebMD Corp.                         2,815,800
                                         --------------
BANKING -- 2.8%
  59,000  First Virginia Banks, Inc.          2,544,080
  85,100  Hudson City Bancorp, Inc.           2,176,007
                                         --------------
                                              4,720,087
                                         --------------
CASINOS AND GAMING -- 2.5%
  41,400  International Game Technology       4,236,462
                                         --------------
COMPUTER EQUIPMENT -- 6.7%
  46,500  Lexmark International, Inc.*        3,290,805
  63,900  SanDisk Corp.*                      2,578,365
 113,000  Storage Technology Corp.*           2,908,620
  35,000  Zebra Technologies Corp.*           2,631,650
                                         --------------
                                             11,409,440
                                         --------------
COMPUTER SOFTWARE AND SERVICES -- 22.6%
 131,400  Adobe Systems, Inc                  4,213,998
 236,800  BEA Systems, Inc.*                  2,571,648
 238,400  Citrix Systems, Inc.*               4,853,824
 140,400  Cognos, Inc.*                       3,790,800
  68,700  Electronic Arts, Inc.*              5,083,113
  74,000  Intuit, Inc.*                       3,295,220
  85,000  Mercury Interactive Corp.*          3,281,850
  42,500  Pixar, Inc.*                        2,585,700
  57,600  Symantec Corp.*                     2,526,336
 300,000  Veritas Software Corp.*             3,440,400
 300,000  Western Digital Corp.               3,090,000
                                         --------------
                                             38,732,889
                                         --------------
CONSUMER PRODUCTS AND SERVICES -- 2.2%
  60,000  Apollo Group, Inc.*                 3,705,600
                                         --------------
EDUCATION -- 2.6%
  65,000  Career Education Corp.*        $    4,447,300
                                         --------------

-------------------------------------------------------
                                          Market Value
 Shares                                     (Note 1)
-------------------------------------------------------
-------------------------------------------------------
ELECTRONICS -- 4.4%
 286,000  American Power Conversion*     $    4,458,740
  79,000  Garmin, Ltd.*                       3,149,730
                                         --------------
                                              7,608,470
                                         --------------
FINANCIAL SERVICES -- 5.1%
 100,000  Moody's Corp.                       5,271,000
  47,600  The Bear Stearns Companies,
            Inc.                              3,447,192
                                         --------------
                                              8,718,192
                                         --------------
FOOD, BEVERAGE AND TOBACCO -- 2.0%
 110,400  Dean Foods Co.*                     3,477,600
                                         --------------
HEALTHCARE PRODUCTS AND SERVICES -- 3.1%
  35,000  Aetna, Inc.                         2,107,000
  56,800  Gilead Sciences, Inc.*              3,156,944
                                         --------------
                                              5,263,944
                                         --------------
INSTRUMENTS -- 1.5%
 109,300  Rockwell Automation, Inc.           2,605,712
                                         --------------
MEDICAL EQUIPMENT AND SUPPLIES -- 8.9%
 131,600  Biomet, Inc.                        3,771,656
  93,000  Lincare Holdings, Inc.*             2,930,430
  65,800  St. Jude Medical, Inc.*             3,783,500
  82,600  Varian Medical Systems, Inc.*       4,755,282
                                         --------------
                                             15,240,868
                                         --------------
OIL AND GAS SERVICES -- 2.2%
  70,200  Devon Energy Corp.                  3,748,680
                                         --------------
PAPER AND PACKAGING -- 2.1%
  80,800  Ball Corp.                          3,677,208
                                         --------------
PHARMACEUTICALS -- 1.9%
  95,000  Mylan Laboratories                  3,303,150
                                         --------------
RETAIL -- 1.8%
  86,100  Amazon.Com, Inc.*                   3,141,789
                                         --------------
SEMICONDUCTORS AND RELATED -- 8.7%
 130,000  MEMC Electronic Materials,
            Inc.*                             1,274,000
 192,000  NVIDIA Corp.*                       4,417,920
 107,200  QLogic Corp. *                      5,180,976
  65,800  Synopsys, Inc.*                     4,069,730
                                         --------------
                                             14,942,626
                                         --------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2003 (continued)
(unaudited)

MID CAP GROWTH PORTFOLIO
--------------------------------------------------------
  Shares/Par Value                          Market Value
                                                (Note 1)
--------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 2.9%
   35,000  Adtran, Inc.*                  $    1,795,150
   89,800  UTStarcom, Inc.*                    3,194,186
                                          --------------
                                               4,989,336
                                          --------------
TEXTILES -- 1.3%
   44,000  Columbia Sportswear Co.*            2,262,040
                                          --------------
TOTAL COMMON STOCKS
  (COST $135,885,654)                        161,495,213
                                          --------------
SHORT-TERM INVESTMENTS -- 5.0%

MONEY MARKET FUNDS -- 3.8%
6,479,978  FBR Fund for Government
             Investors                         6,479,978
                                          --------------
GOVERNMENT AGENCY
  OBLIGATIONS -- 1.2%
$2,000,000 FHLB Discount Notes
             0.50% due 7/01/03                 1,999,972
                                          --------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $8,479,950)                            8,479,950
                                          ==============
TOTAL INVESTMENTS -- 99.3%
  (COST $144,365,604)                     $  169,975,163

Other Assets Less Liabilities -- 0.7%          1,165,456
                                          --------------
NET ASSETS -- 100.0%                      $  171,140,619
                                          ==============
NET ASSETS CONSIST OF:
Paid-in Capital applicable to:
    Regular Class                         $  225,727,792
    I Class                                   26,428,029
Net Investment Loss                             (792,890)
Accumulated Net Realized Loss on
  Investments                               (105,831,871)
Net Unrealized Appreciation of
  Investments                                 25,609,559
                                          --------------
NET ASSETS                                $  171,140,619
                                          ==============
  REGULAR CLASS                           $  156,103,832
                                          ==============
  I CLASS                                 $   15,036,787
                                          ==============
NET ASSET VALUE PER SHARE:
  REGULAR CLASS
    (Based on 7,843,751 Shares
      Outstanding)                                $19.90
                                          ==============
  I CLASS
    (Based on 745,204 Shares
      Outstanding)                                $20.18
                                          ==============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2003 (continued)
(unaudited)

            AGGRESSIVE MICRO CAP PORTFOLIO
-------------------------------------------------------
                                          Market Value
 Shares                                     (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 94.2%

APPAREL -- 3.6%
   17,400  Pacific Sunwear of
             California, Inc.*           $      419,166
                                         --------------
AUTOMOTIVE -- 1.3%
    4,000  Clarcor, Inc.                        154,200
                                         --------------
BANKING -- 2.9%
   21,400  BBVA Banco Frances SA ADR*           131,396
    6,000  Pacific Capital Bancorp.             210,300
                                         --------------
                                                341,696
                                         --------------
BUSINESS SERVICES -- 2.7%
   13,900  Navigant Consulting, Inc.*           164,715
    8,000  Rollins, Inc.                        150,800
                                         --------------
                                                315,515
                                         --------------
CHEMICALS -- 1.1%
    7,000  Aceto Corp.                          129,150
                                         --------------
COMPUTER EQUIPMENT -- 6.5%
   12,000  Activcard Corp.*                     112,800
   44,000  Cray, Inc.*                          347,600
   39,000  Pumatech, Inc.*                      132,600
    4,500  Stratasys, Inc.*                     158,265
                                         --------------
                                                751,265
                                         --------------
COMPUTER SOFTWARE AND SERVICES -- 23.0%
    5,000  Avid Technology, Inc.*               175,350
   30,000  CyberGuard Corp.*                    214,800
   20,000  Findwhat.com, Inc.*                  378,800
    7,000  Microstrategy, Inc.*                 255,010
    4,000  Netease.com, Inc.*                   145,840
   52,300  Pervasive Software, Inc.*            279,805
    7,500  Sina Corp.*                          152,475
    6,300  Sohu.com, Inc.*                      215,208
   62,000  Sonus Networks, Inc.*                311,860
   13,500  United Online, Inc.*                 342,090
   20,000  Western Digital Corp.*               206,000
                                         --------------
                                              2,677,238
                                         --------------
CONSUMER PRODUCTS AND SERVICES -- 5.3%
    8,000  University of Phoenix
             Online*                            405,600
    4,800  Usana Health Sciences, Inc.          212,208
                                         --------------
                                                617,808
                                         --------------
ELECTRONICS -- 2.6%
   15,100  Aquantive, Inc.*                     158,550
   24,400  Valueclick, Inc.*                    147,132
                                         --------------
                                                305,682
                                         --------------

-------------------------------------------------------
                                          Market Value
 Shares                                     (Note 1)
-------------------------------------------------------
-------------------------------------------------------
ENGINEERING AND CONSULTING
  SERVICES -- 1.4%
    4,000  Toro Co.                      $      159,000
                                         --------------
FACILITIES SUPPORT SERVICES -- 2.0%
    9,400  Corrections Corporation of
             America*                           238,102
                                         --------------
FINANCIAL SERVICES -- 2.4%
    8,500  BlackRock Core Bond Trust,
             Inc.                               128,350
   25,400  E-LOAN, Inc.*                        148,082
                                         --------------
                                                276,432
                                         --------------
FOOD, BEVERAGE AND TOBACCO -- 1.8%
   13,000  John B. Sanfilippo & Son,
             Inc.*                              209,950
                                         --------------
HEALTHCARE PRODUCTS AND
  SERVICES -- 2.9%
    4,700  Biosite, Inc.*                       226,070
    5,040  Enzo Biochem, Inc.*                  108,461
                                         --------------
                                                334,531
                                         --------------
INDUSTRIAL GASES -- 1.1%
    9,400  Comstock Resources, Inc.*            128,592
                                         --------------
INSURANCE -- 2.8%
    4,000  LandAmerica Financial Group,
             Inc.                               190,000
    5,000  Stewart Information
             Services, Inc.*                    139,250
                                         --------------
                                                329,250
                                         --------------
MANUFACTURING -- 2.2%
   49,000  Jacuzzi Brands, Inc.*                259,210
                                         --------------
MEDICAL EQUIPMENT AND
  SUPPLIES -- 1.3%
    7,000  Immucor, Inc.*                       152,530
                                         --------------
OIL AND GAS SERVICES -- 1.3%
   10,000  Enterra Energy Corp.*                151,600
                                         --------------
PHARMACEUTICALS -- 9.5%
   17,000  Able Laboratories, Inc.*             336,600
   19,600  AVI BioPharma, Inc.*                 120,148
   12,000  Flamel Technologies SA*              161,640
    4,000  Hi-Tech Pharmacal, Inc.*             161,560
   12,000  ID Biomedical Corp.                  125,280
   10,000  The Medicines Co.*                   196,900
                                         --------------
                                              1,102,128
                                         --------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2003 (continued)
(unaudited)

            AGGRESSIVE MICRO CAP PORTFOLIO
-------------------------------------------------------
                                          Market Value
 Shares                                     (Note 1)
-------------------------------------------------------
REAL ESTATE -- 1.4%
   10,000  Impac Mortgage Holdings, Inc  $      166,900
                                         --------------
RESTAURANTS -- 3.0%
    7,000  P.F. Chang's China Bistro,
             Inc.*                              344,470
                                         --------------
RETAIL -- 1.2%
   13,000  Bombay Co.*                          138,190
                                         --------------
SEMICONDUCTORS AND RELATED -- 4.2%
   14,500  Artisan Components, Inc.*            327,845
   31,600  Conexant Systems, Inc.*              129,560
   10,533  Mindspeed Technologies,
             Inc.*                               28,440
                                         --------------
                                                485,845
                                         --------------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 3.4%
    5,000  j2 Global Communications,
             Inc.                               229,900
   18,500  Westell Technologies, Inc.           160,025
                                         --------------
                                                389,925
                                         --------------
UTILITIES -- 3.3%
   14,500  Denbury Resources, Inc.*             194,735
    5,500  UGI Corp.                            174,350
                                         --------------
                                                369,085
                                         --------------
TOTAL COMMON STOCKS
  (COST $8,786,410)                          10,947,460
                                         --------------

-------------------------------------------------------
                                          Market Value
 Shares                                     (Note 1)
-------------------------------------------------------
-------------------------------------------------------
MONEY MARKET FUNDS -- 9.4%
1,089,658  FBR Fund for Government
             Investors
             (Cost $1,089,658)           $    1,089,658
                                         --------------
TOTAL INVESTMENTS -- 103.6%
  (COST $9,876,068)                      $   12,037,118
Liabilities in Excess of Other
  Assets -- (3.6)%                             (415,370)
                                         --------------
NET ASSETS -- 100.0%                     $   11,621,748
                                         ==============
NET ASSETS CONSIST OF:
Paid-in Capital                          $   21,801,641
Net Investment Loss                             (52,538)
Accumulated Net Realized Loss on
  Investments                               (12,288,405)
Net Unrealized Appreciation of
  Investments                                 2,161,050
                                         --------------
NET ASSETS                               $   11,621,748
                                         ==============
NET ASSET VALUE PER SHARE
    (Based on 583,585 Shares
      Outstanding)                               $19.91
                                         ==============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2003 (continued)
(unaudited)

               LARGE CAP GROWTH PORTFOLIO
---------------------------------------------------------
                                            Market Value
 Shares                                       (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 92.2%

APPAREL -- 3.1%
    3,100  Nike, Inc.                      $      165,819
   22,075  The Gap, Inc.                          414,127
                                           --------------
                                                  579,946
                                           --------------
AUTOMOTIVE -- 2.5%
   24,800  Nissan Motor Co., Ltd. ADR             469,960
                                           --------------
COMPUTER EQUIPMENT -- 16.3%
   40,950  Cisco Systems, Inc.                    683,455
   28,500  Dell Computer Corp.*                   910,860
   15,100  Emulex Corp.*                          343,827
   18,375  Hewlett-Packard Co.                    391,388
    8,425  International Business
             Machines Corp.                       695,063
                                           --------------
                                                3,024,593
                                           --------------
COMPUTER SOFTWARE AND SERVICES -- 9.7%
   12,275  First Data Corp.                       508,676
   25,800  Microsoft Corp.                        660,738
   19,325  Yahoo! Inc.*                           633,087
                                           --------------
                                                1,802,501
                                           --------------
CONSUMER PRODUCTS AND SERVICES -- 4.0%
    7,100  eBay, Inc.*                            739,678
                                           --------------
ENTERTAINMENT -- 2.6%
   17,125  Fox Entertainment Group, Inc.*         492,858
                                           --------------
FINANCIAL SERVICES -- 4.8%
   13,950  SLM Corp                               546,422
    8,400  Washington Mutual, Inc.                346,920
                                           --------------
                                                  893,342
                                           --------------
FOOD, BEVERAGE AND TOBACCO -- 2.1%
    6,860  Wm. Wrigley Jr. Co.                    385,738
                                           --------------
HEALTHCARE PRODUCTS AND SERVICES -- 2.0%
    7,200  Johnson & Johnson, Inc.                372,240
                                           --------------
INSURANCE -- 5.0%
    9,685  AFLAC, Inc.                            297,814
    8,700  The Progressive Corp.                  635,970
                                           --------------
                                                  933,784
                                           --------------
MEDICAL EQUIPMENT AND SUPPLIES -- 7.9%
    9,685  Boston Scientific Corp.*               591,753
    9,650  Forest Laboratories, Inc.*             528,338
    4,960  Stryker Corp.                          344,075
                                           --------------
                                                1,464,166
                                           --------------

---------------------------------------------------------
                                            Market Value
 Shares                                       (Note 1)
---------------------------------------------------------
---------------------------------------------------------
PHARMACEUTICALS -- 6.0%
    8,050  Amgen, Inc.*                    $      534,842
   10,200  Teva Pharmaceutical Industries
             Ltd.                                 580,686
                                           --------------
                                                1,115,528
                                           --------------
RETAIL -- 11.0%
   21,245  Amazon.com, Inc.*                      775,230
   12,200  Bed Bath & Beyond, Inc.*               473,481
    6,700  Lowe's Companies, Inc                  287,765
    9,500  Wal-Mart Stores, Inc.                  509,865
                                           --------------
                                                2,046,341
                                           --------------
SEMICONDUCTORS AND RELATED -- 3.2%
   37,700  Applied Materials, Inc.*               597,922
                                           --------------
TELECOMMUNICATION EQUIPMENT AND SERVICES -- 10.0%
   18,310  EchoStar Communications Corp.*         633,891
   35,735  Nextel Communications, Inc.*           646,089
   15,900  Qualcomm, Inc.                         568,425
                                           --------------
                                                1,848,405
                                           --------------
UTILITIES -- 2.0%
    6,920  Entergy Corp.                          365,238
                                           --------------
TOTAL COMMON STOCKS
  (COST $15,285,368)                           17,132,240
                                           --------------
MONEY MARKET FUNDS -- 8.1%
1,502,344  FBR Fund for Government
             Investors
             (Cost $1,502,344)                  1,502,344
                                           --------------
TOTAL INVESTMENTS -- 100.3%
  (COST $16,787,712)                       $   18,634,584
Liabilities in Excess of Other
  Assets -- (0.3)%                                (63,252)
                                           --------------
NET ASSETS -- 100.0%                       $   18,571,332
                                           ==============
NET ASSETS CONSIST OF:
Paid-in Capital                            $   37,941,143
Net Investment Loss                               (74,151)
Accumulated Net Realized Loss on
  Investments                                 (21,142,532)
Net Unrealized Appreciation of
  Investments                                   1,846,872
                                           --------------
NET ASSETS                                 $   18,571,332
                                           ==============
NET ASSET VALUE PER SHARE
    (Based on 1,311,796 Shares
      Outstanding)                                 $14.16
                                           ==============

------------------------------

* Non-income producing

ADR American Depository Receipts

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2003
(unaudited)

                                                 AGGRESSIVE       MID CAP      AGGRESSIVE    LARGE CAP
                                                   GROWTH         GROWTH       MICRO CAP       GROWTH
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1)...........................  $     3,406    $    17,137    $    1,698    $    2,445
   Dividends (Note 1)..........................       23,575        183,331        22,597        37,939
                                                 -----------    -----------    ----------    ----------
     Total Investment Income...................       26,981        200,468        24,295        40,384
                                                 -----------    -----------    ----------    ----------
 EXPENSES
   Investment Advisory Fee (Note 2)............      119,669        637,486        43,315        64,570
   Administrative Fee (Note 2).................       35,616         75,891        12,891        19,217
   Distribution Plan Fees -- Regular Class
     (Note 4)..................................       35,616        172,883        12,891        19,217
   Transfer Agent and Custodian Fee (Note 3)...       39,918        137,571        26,210        28,564
   Shareholder Reports and Notices.............       10,896         39,792         5,249         6,426
   Registration Fees...........................        9,214         22,354        12,874         8,254
   Audit Fees..................................        6,000          6,000         6,000         6,000
   Legal Fees..................................        3,214          3,214         3,214         3,214
   Trustees' Fees and Expenses (Note 2)........        2,679          2,679         2,679         2,679
   Insurance Fees..............................        2,475          7,343           556           728
   Other Expenses..............................        3,619          3,856         1,674         1,071
                                                 -----------    -----------    ----------    ----------
     Total Expenses............................      268,915      1,109,069       127,552       159,939
     Less Expenses Reimbursed by Investment
       Adviser (Note 2)........................      (56,645)      (115,711)      (50,719)      (45,404)
                                                 -----------    -----------    ----------    ----------
       Net Expenses............................      212,270        993,358        76,833       114,535
                                                 -----------    -----------    ----------    ----------
 NET INVESTMENT LOSS...........................     (185,289)      (792,890)      (52,538)      (74,151)
                                                 -----------    -----------    ----------    ----------
 Net Realized Loss on Investment
   Transactions................................   (1,135,822)    (3,630,753)     (318,037)     (263,987)
 Change in Net Unrealized Appreciation/
   Depreciation of Investments.................    3,992,424     24,964,277     1,611,978     2,728,346
                                                 -----------    -----------    ----------    ----------
 NET INCOME ON INVESTMENTS.....................    2,856,602     21,333,524     1,293,941     2,464,359
                                                 -----------    -----------    ----------    ----------
 NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS..................................  $ 2,671,313    $20,540,634    $1,241,403    $2,390,208
                                                 ===========    ===========    ==========    ==========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                   AGGRESSIVE GROWTH                MID CAP GROWTH
                                                       PORTFOLIO                       PORTFOLIO
                                               FOR THE SIX    FOR THE YEAR    FOR THE SIX    FOR THE YEAR
                                              MONTHS ENDED       ENDED       MONTHS ENDED        ENDED
                                              JUNE 30, 2003   DECEMBER 31,   JUNE 30, 2003   DECEMBER 31,
                                               (UNAUDITED)        2002        (UNAUDITED)        2002
                                              -------------   ------------   -------------   -------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss......................  $   (185,289)   $  (567,495)   $    (792,890)  $  (1,317,142)
   Net Realized Loss on Investment
     Transactions...........................    (1,135,822)   (14,665,365)      (3,630,753)    (27,246,203)
   Change in Net Unrealized Appreciation/
     Depreciation of Investments............     3,992,424     (9,354,201)      24,964,277     (16,552,887)
                                              ------------    ------------   -------------   -------------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations............     2,671,313    (24,587,061)      20,540,634     (45,116,232)
                                              ------------    ------------   -------------   -------------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Regular Class........................    12,523,339     60,687,229      154,172,610     120,908,460
       I Class..............................            --             --        2,114,162       6,551,769
   Cost of Shares Redeemed:
       Regular Class........................   (25,144,031)   (74,671,466)    (153,608,455)   (108,270,674)
       I Class..............................            --             --       (2,093,630)     (3,779,009)
                                              ------------    ------------   -------------   -------------
     Net Increase (Decrease) in Net Assets
       Resulting from Share Transactions....   (12,620,692)   (13,984,237)         584,687      15,410,546
                                              ------------    ------------   -------------   -------------
     TOTAL INCREASE (DECREASE) IN NET
       ASSETS...............................    (9,949,379)   (38,571,298)      21,125,321     (29,705,686)



 NET ASSETS -- Beginning of Period..........    34,684,485     73,255,783      150,015,298     179,720,984
                                              ------------    ------------   -------------   -------------
 NET ASSETS -- End of Period................  $ 24,735,106    $34,684,485    $ 171,140,619   $ 150,015,298
                                              ============    ============   =============   =============
 SHARES
   Sold:
       Regular Class........................     1,377,076      5,314,780        8,903,413       6,132,867
       I Class..............................            --             --          114,056         316,788
   Redeemed:
       Regular Class........................    (2,841,184)    (6,643,279)      (8,949,407)     (5,612,684)
       I Class..............................            --             --         (119,574)       (191,307)
                                              ------------    ------------   -------------   -------------
     Net Increase (Decrease) in Shares......    (1,464,108)    (1,328,499)         (51,512)        645,664
                                              ============    ============   =============   =============

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                   AGGRESSIVE MICRO CAP             LARGE CAP GROWTH
                                                        PORTFOLIO                      PORTFOLIO
                                                FOR THE SIX    FOR THE YEAR    FOR THE SIX    FOR THE YEAR
                                               MONTHS ENDED       ENDED       MONTHS ENDED       ENDED
                                               JUNE 30, 2003   DECEMBER 31,   JUNE 30, 2003   DECEMBER 31,
                                                (UNAUDITED)        2002        (UNAUDITED)        2002
                                               -------------   ------------   -------------   ------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss.......................   $   (52,538)   $  (149,510)    $   (74,151)   $  (132,446)
   Net Realized Loss on Investment
     Transactions............................      (318,037)      (702,835)       (263,987)    (2,363,379)
   Change in Net Unrealized Appreciation/
     Depreciation of Investments.............     1,611,978     (2,154,931)      2,728,346     (2,449,986)
                                                -----------    -----------     -----------    -----------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations.............     1,241,403     (3,007,276)      2,390,208     (4,945,811)
                                                -----------    -----------     -----------    -----------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares.........     8,669,720      4,633,641       5,303,032      6,490,743
   Cost of Shares Redeemed...................    (7,770,557)    (8,687,893)     (2,953,372)    (8,548,293)
                                                -----------    -----------     -----------    -----------
     Net Increase (Decrease) in Net Assets
       Resulting from Share Transactions.....       899,163     (4,054,252)      2,349,660     (2,057,550)
                                                -----------    -----------     -----------    -----------
     TOTAL INCREASE (DECREASE) IN NET
       ASSETS................................     2,140,566     (7,061,528)      4,739,868     (7,003,361)



 NET ASSETS -- Beginning of Period...........     9,481,182     16,542,710      13,831,464     20,834,825
                                                -----------    -----------     -----------    -----------
 NET ASSETS -- End of Period.................   $11,621,748    $ 9,481,182     $18,571,332    $13,831,464
                                                ===========    ===========     ===========    ===========
 SHARES
   Sold......................................       498,128        208,373         408,114        469,930
   Redeemed..................................      (445,399)      (393,751)       (230,786)      (588,022)
                                                -----------    -----------     -----------    -----------
     Net Increase (Decrease) in Shares.......        52,729       (185,378)        177,328       (118,092)
                                                ===========    ===========     ===========    ===========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              AGGRESSIVE GROWTH
                                                                  PORTFOLIO
                                        FOR THE SIX
                                       MONTHS ENDED           FOR THE YEARS ENDED DECEMBER 31,
                                       JUNE 30, 2003   -----------------------------------------------
                                        (UNAUDITED)     2002      2001      2000      1999      1998
                                       -------------   -------   -------   -------   -------   -------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period..........................       $8.97       $14.10    $16.22    $19.01    $14.82    $13.29
                                          -------      -------   -------   -------   -------   -------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss.............       (0.08)       (0.15)    (0.05)    (0.19)    (0.16)    (0.15)
     Net Realized and Unrealized Gain
       (Loss)on Investments..........        1.40        (4.98)    (2.07)     0.59      6.95      1.68
                                          -------      -------   -------   -------   -------   -------
   Total from Investment Operations..        1.32        (5.13)    (2.12)     0.40      6.79      1.53
                                          -------      -------   -------   -------   -------   -------
 Distributions to Shareholders:
   From Net Realized Gain............          --           --        --     (3.19)    (2.60)       --
                                          -------      -------   -------   -------   -------   -------
   Net Increase (Decrease) in Net
     Asset Value.....................        1.32        (5.13)    (2.12)    (2.79)     4.19      1.53
                                          -------      -------   -------   -------   -------   -------
   Net Asset Value -- End of
     Period..........................      $10.29        $8.97    $14.10    $16.22    $19.01    $14.82
                                          =======      =======   =======   =======   =======   =======
 TOTAL INVESTMENT RETURN.............       14.72%(A)   (36.38)%  (13.07)%    3.06%    46.11%    11.51%



 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note
     2)..............................        1.49%(B)     1.49%     1.49%     1.49%     1.49%     1.68%
   Expenses Before Reimbursement
     (Note 2)........................        1.89%(B)     1.69%     1.65%     1.63%     1.68%     1.89%
   Net Investment Loss After
     Reimbursement (Note 2)..........       (1.30)%(B)   (1.02)%   (0.35)%   (1.11)%   (1.00)%   (0.92)%
   Net Investment Loss Before
     Reimbursement (Note 2)..........       (1.70)%(B)   (1.21)%   (0.51)%   (1.26)%   (1.20)%   (1.13)%



 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...........         289%         517%      535%      376%      702%      237%
   Net Assets at End of Period (in
     thousands)......................     $24,735      $34,684   $73,256   $87,145   $90,028   $81,404
   Number of Shares Outstanding at
     End of Period (in thousands)....       2,404        3,868     5,197     5,372     4,736     5,491
 ------------------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 MID CAP GROWTH
                                                                   PORTFOLIO
                                                                 REGULAR CLASS
                                       ------------------------------------------------------------------
                                        FOR THE SIX
                                       MONTHS ENDED             FOR THE YEARS ENDED DECEMBER 31,
                                       JUNE 30, 2003   --------------------------------------------------
                                        (UNAUDITED)      2002       2001       2000       1999      1998
                                       -------------   --------   --------   --------   --------   ------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period..........................      $17.34        $22.47     $30.84     $30.20     $13.65   $12.43
                                         --------      --------   --------   --------   --------   ------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss.............       (0.09)        (0.16)     (0.05)     (0.25)     (0.08)   (0.06)
     Net Realized and Unrealized Gain
       (Loss) on Investments.........        2.65         (4.97)     (8.32)      1.32(A)    17.40    1.59
                                         --------      --------   --------   --------   --------   ------
   Total from Investment Operations..        2.56         (5.13)     (8.37)      1.07      17.32     1.53
                                         --------      --------   --------   --------   --------   ------
 Distributions to Shareholders:
   From Net Realized Gain............          --            --         --      (0.43)     (0.77)   (0.31)
                                         --------      --------   --------   --------   --------   ------
   Net Increase (Decrease) in Net
     Asset Value.....................        2.56         (5.13)     (8.37)      0.64      16.55     1.22
                                         --------      --------   --------   --------   --------   ------
   Net Asset Value -- End of
     Period..........................      $19.90        $17.34     $22.47     $30.84     $30.20   $13.65
                                         ========      ========   ========   ========   ========   ======
 TOTAL INVESTMENT RETURN.............       14.76%(B)    (22.83)%   (27.14)%     3.63%    126.97%   12.31%



 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note
     2)..............................        1.34%(C)      1.34%      1.34%      1.34%      1.49%    1.66%
   Expenses Before Reimbursement
     (Note 2)........................        1.49%(C)      1.49%      1.50%      1.41%      1.69%    2.56%
   Net Investment Loss After
     Reimbursement (Note 2)..........       (1.07)%(C)    (0.80)%    (0.19)%    (0.87)%    (1.00)%  (0.38)%
   Net Investment Loss Before
     Reimbursement (Note 2)..........       (1.22)%(C)    (0.95)%    (0.35)%    (0.94)%    (1.23)%  (1.27)%



 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...........          71%          170%       261%       196%       208%     211%
   Net Assets at End of Period (in
     thousands)......................    $156,104      $136,836   $165,561   $261,040   $137,108   $8,124
   Number of Shares Outstanding at
     End of Period (in thousands)....       7,844         7,890      7,370      8,463      4,540      595
 ------------------------------------

 (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

 (B) Total returns for periods of less than one year are not annualized.

 (C) Annualized

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    MID CAP GROWTH
                                                                       PORTFOLIO
                                                 -----------------------------------------------------
                                                                        I CLASS
                                                 -----------------------------------------------------
                                                  FOR THE SIX     FOR THE YEARS ENDED       FOR THE
                                                 MONTHS ENDED         DECEMBER 31,        PERIOD ENDED
                                                 JUNE 30, 2003    --------------------    DECEMBER 31,
                                                  (UNAUDITED)       2002        2001         2000*
                                                 -------------    --------    --------    ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Period......      $17.56        $22.65      $30.95        $31.31
                                                    -------       -------     -------       -------
   Income (Loss) from Investment Operations:
     Net Investment Income (Loss)..............       (0.07)        (0.09)       0.05         (0.08)
     Net Realized and Unrealized Gain (Loss) on
       Investments.............................        2.68         (5.00)      (8.35)         0.15(A)
                                                    -------       -------     -------       -------
   Total from Investment Operations............        2.62         (5.09)      (8.30)         0.07
                                                    -------       -------     -------       -------
 Distributions to Shareholders:
   From Net Realized Gain......................          --            --          --         (0.43)
                                                    -------       -------     -------       -------
   Net Decrease in Net Asset Value.............        2.62         (5.09)      (8.30)        (0.36)
                                                    -------       -------     -------       -------
   Net Asset Value -- End of Period............      $20.18        $17.56      $22.65        $30.95
                                                    =======       =======     =======       =======
 TOTAL INVESTMENT RETURN.......................       14.92%(B)    (22.47)%    (26.82)%        0.31%(B)



 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2).......        0.99%(C)      0.99%       0.99%         0.99%(C)
   Expenses Before Reimbursement (Note 2)......        1.14%(C)      1.14%       1.15%         1.06%(C)
   Net Investment Income (Loss) After
     Reimbursement (Note 2)....................       (0.72)%(C)    (0.46)%      0.16%        (0.47)%(C)
   Net Investment Loss Before Reimbursement
     (Note 2)..................................       (0.87)%(C)    (0.61)%     (0.00)%(+)     (0.54)%(C)



 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.....................          71%          170%        261%          196%
   Net Assets at End of Period (in
     thousands)................................     $15,037       $13,179     $14,160       $24,947
   Number of Shares Outstanding at End of
     Period (in thousands).....................         745           751         625           806
 ----------------------------------------------

 (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.
 (B) Total returns for periods of less than one year are not annualized.
 (C) Annualized

 * From Commencement of Operations February 2, 2000.

 (+) The net investment income ratio is less than 0.01%

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             AGGRESSIVE MICRO CAP
                                                                  PORTFOLIO
                                          FOR THE SIX
                                         MONTHS ENDED          FOR THE YEARS ENDED DECEMBER 31,
                                         JUNE 30, 2003   --------------------------------------------
                                          (UNAUDITED)     2002     2001      2000      1999     1998
                                         -------------   ------   -------   -------   ------   ------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period..........................        $17.86      $23.10    $27.03    $22.35   $20.42   $20.40
                                            -------      ------   -------   -------   ------   ------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss.............         (0.09)      (0.28)    (0.18)    (0.14)   (0.28)   (0.14)
     Net Realized and Unrealized Gain
       (Loss) on Investments.........          2.14       (4.96)    (3.75)     5.43(A)   3.27    0.16
                                            -------      ------   -------   -------   ------   ------
   Total from Investment Operations..          2.05       (5.24)    (3.93)     5.29     2.99     0.02
                                            -------      ------   -------   -------   ------   ------
 Distributions to Shareholders:
   From Net Realized Gain............            --          --        --     (0.61)   (1.06)      --
                                            -------      ------   -------   -------   ------   ------
   Net Increase (Decrease) in Net
     Asset Value.....................          2.05       (5.24)    (3.93)     4.68     1.93     0.02
                                            -------      ------   -------   -------   ------   ------
   Net Asset Value -- End of
     Period..........................        $19.91      $17.86    $23.10    $27.03   $22.35   $20.42
                                            =======      ======   =======   =======   ======   ======
 TOTAL INVESTMENT RETURN.............         11.48%(B)  (22.68)%  (14.54)%   23.82%   14.79%    0.10%



 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note
     2)..............................          1.49%(C)    1.49%     1.49%     1.48%    1.49%    1.51%
   Expenses Before Reimbursement
     (Note 2)........................          2.47%(C)    2.23%     2.08%     1.84%    2.68%    2.50%
   Net Investment Loss After
     Reimbursement (Note 2)..........         (1.02)%(C)  (1.20)%   (0.72)%   (0.85)%  (1.06)%  (0.71)%
   Net Investment Loss Before
     Reimbursement (Note 2)..........         (2.00)%(C)  (1.94)%   (1.31)%   (1.21)%  (2.24)%  (1.70)%



 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...........           142%        167%      203%      269%     190%     196%
   Net Assets at End of Period (in
     thousands)......................       $11,622      $9,481   $16,543   $29,191   $5,869   $9,651
   Number of Shares Outstanding at
     End of Period (in thousands)....           584         531       716     1,080      263      473
 ------------------------------------

 (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.
 (B) Total returns for periods of less than one year are not annualized.
 (C) Annualized

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              LARGE CAP GROWTH
                                                                 PORTFOLIO
                                        FOR THE SIX
                                       MONTHS ENDED           FOR THE YEARS ENDED DECEMBER 31,
                                       JUNE 30, 2003   ----------------------------------------------
                                        (UNAUDITED)     2002      2001      2000      1999      1998
                                       -------------   -------   -------   -------   -------   ------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period.........................       $12.19       $16.63    $21.73    $23.59    $14.47   $10.25
                                          -------      -------   -------   -------   -------   ------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss............        (0.06)       (0.12)    (0.13)    (0.20)    (0.12)   (0.02)
     Net Realized and Unrealized
       Gain (Loss) on Investments...         2.02        (4.32)    (4.97)    (1.61)     9.24     4.24
                                          -------      -------   -------   -------   -------   ------
   Total from Investment
     Operations.....................         1.96        (4.44)    (5.10)    (1.81)     9.12     4.22
                                          -------      -------   -------   -------   -------   ------
 Distributions to Shareholders:
   From Net Realized Gain...........           --           --        --     (0.05)       --       --
                                          -------      -------   -------   -------   -------   ------
   Net Increase (Decrease) in Net
     Asset Value....................         1.96        (4.44)    (5.10)    (1.86)     9.12     4.22
                                          -------      -------   -------   -------   -------   ------
   Net Asset Value -- End of
     Period.........................       $14.16       $12.19    $16.63    $21.73    $23.59   $14.47
                                          =======      =======   =======   =======   =======   ======
 TOTAL INVESTMENT RETURN............        16.16%(A)   (26.70)%  (23.47)%   (7.66)%   63.03%   41.17%



 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement
     (Note 2).......................         1.49%(B)     1.49%     1.49%     1.48%     1.49%    1.54%
   Expenses Before Reimbursement
     (Note 2).......................         2.08%(B)     2.20%     1.99%     1.76%     2.75%    9.11%
   Net Investment Loss After
     Reimbursement (Note 2).........        (0.96)%(B)   (0.82)%   (0.62)%   (1.14)%   (0.99)%  (0.43)%
   Net Investment Loss Before
     Reimbursement (Note 2).........        (1.55)%(B)   (1.52)%   (1.12)%   (1.43)%   (2.26)%  (8.00)%



 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate..........           23%         115%      124%       54%       75%      80%
   Net Assets at End of Period (in
     thousands).....................      $18,571      $13,831   $20,835   $44,068   $12,667   $2,402
   Number of Shares Outstanding at
     End of Period (in thousands)...        1,312        1,134     1,253     2,028       537      166
 -----------------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2003
(unaudited)

1. Significant Accounting Policies

     The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund's objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of five separate portfolios, each with its own investment objectives and policies: the Aggressive Growth Portfolio, a non-diversified open-end management company portfolio, the Mid Cap Growth Portfolio, a diversified open-end management company portfolio, the Aggressive Micro Cap Portfolio (formerly the Aggressive Small Cap Portfolio), a diversified open-end management company portfolio, and the Large Cap Growth Portfolio, a non-diversified open-end management company portfolio. On May 9, 2003, the Board of Trustees (the "Board") approved the termination and liquidation of the Navellier Small Cap Value and Navellier Large Cap Value Portfolios. The Plan of Dissolution, Liquidation and Termination called for the dissolution and liquidation of the Navellier Small Cap Value and Navellier Large Cap Value Portfolios as of June 30, 2003, and were accordingly liquidated on that date. Financial statements for the Aggressive Small Cap Equity Portfolio can be found in a separately printed report.

     The Mid Cap Growth Portfolio consists of two share classes: Regular Class shares offered since November 26, 1996, and I Class shares offered since December 28, 1999. Income and expenses of the Portfolio are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only to Regular Class, and other class specific transfer agent fees, which accrue at different rates.

     The following is a summary of significant accounting policies which the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

        (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

        (e) The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Effective May 1, 1998, under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

and the Large Cap Growth Portfolio. The Adviser receives an annual fee equal to 0.25% of average daily net assets of the Aggressive Growth, the Aggressive Micro Cap, and the Large Cap Growth Portfolios, and 0.10% of the average daily net assets of the Mid Cap Growth Portfolio in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

     The Adviser has agreed to limit the total normal expenses of each Portfolio to 1.49% of average annual net assets, except for the Mid Cap Growth
Portfolio -- Regular Class and the Mid Cap Growth Portfolio -- I Class which are limited to 1.34% and 0.99%, respectively. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio and the Large Cap Growth Portfolio totaling $56,645, $115,711, $50,719, and $45,404, respectively.

      At June 30, 2003, the statements of net assets include the following amounts payable to the Advisor and Distributor:

                                                          AGGRESSIVE    MID CAP    AGGRESSIVE   LARGE CAP
                                                            GROWTH      GROWTH     MICRO CAP     GROWTH
                                                          PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                          ----------   ---------   ----------   ---------
Adviser.................................................   $23,326     $132,119      $9,865      $16,288
                                                           =======     ========      ======      =======
Distributor.............................................   $   174     $  1,086      $   80      $   128
                                                           =======     ========      ======      =======

     Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

     The Fund pays each of its Trustees not affiliated with the Adviser $12,500 annually. For the six months ended June 30, 2003, Trustees' fees and expenses totaled $18,750.

3. Transfer Agent and Custodian

     FBR National Bank & Trust provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, FBR National Bank & Trust serves as custodian of the Fund's assets. Fees paid to FBR National Bank & Trust are based upon a fee schedule approved by the Board of Trustees.

     Effective September 8, 2003, Integrated Fund Services, Inc. ("Integrated") will become the Transfer Agent, Fund Accountant and Fund Administrator to the Fund, pursuant to an agreement between the Fund and Integrated. Integrated is a Cincinnati-based mutual fund servicing company that has been in operation since 1983. FBR National Bank & Trust will continue to serve as the Fund's custodian.

4. Distribution Plan

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio (Regular Class shares only), the Aggressive Micro Cap Portfolio and the Large Cap Growth Portfolio, for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

5. Securities Transactions

     For the six months ended June 30, 2003, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                   AGGRESSIVE      MID CAP      AGGRESSIVE    LARGE CAP
                                                     GROWTH         GROWTH       MICRO CAP      GROWTH
                                                   PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO
                                                  ------------   ------------   -----------   ----------
Purchases.......................................  $ 83,077,415   $105,133,060   $14,135,620   $5,281,355
Sales...........................................  $100,777,951   $108,430,273   $13,659,181   $3,339,620

6. Unrealized Appreciation and Depreciation of Investments

     Unrealized appreciation as of June 30, 2003 is as follows:

                                                   AGGRESSIVE      MID CAP      AGGRESSIVE    LARGE CAP
                                                     GROWTH         GROWTH      MICRO CAP      GROWTH
                                                    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                   -----------   ------------   ----------   -----------
Gross Unrealized Appreciation....................  $ 3,319,433   $ 27,033,166   $2,258,816   $ 2,583,402
Gross Unrealized Depreciation....................     (427,382)    (1,423,607)     (97,766)     (736,530)
                                                   -----------   ------------   ----------   -----------
Net Unrealized Appreciation......................  $ 2,892,051   $ 25,609,559   $2,161,050   $ 1,846,872
                                                   -----------   ------------   ----------   -----------
Cost of Investments..............................  $20,817,899   $144,365,604   $9,876,068   $16,787,712
                                                   ===========   ============   ==========   ===========

7. Federal Income Tax

     At December 31, 2002, for Federal income tax purposes, the following funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                   AGGRESSIVE      MID CAP     AGGRESSIVE    LARGE CAP
                                                     GROWTH        GROWTH       MICRO CAP    GROWTH
                                                    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
EXPIRES DECEMBER 31,                               -----------   -----------   -----------   -----------
--------------------
2008.............................................  $        --   $ 8,346,460   $ 1,655,525     1,490,607
2009.............................................   11,798,794    61,028,476     9,184,053    16,907,142
2010.............................................   11,625,059    29,500,719            --     2,330,162
                                                   -----------   -----------   -----------   -----------
                                                   $23,423,853   $98,875,655   $10,839,578   $20,727,911
                                                   ===========   ===========   ===========   ===========

8. Borrowing Agreement

     The Funds have a short-term borrowing agreement with Custodial Trust Company which may be drawn upon for temporary purposes. At June 30, 2003, there were no outstanding borrowings.

                              (GRAPHIC BACKGROUND)




           CUSTODIAN & TRANSFER AGENT        NAVELLIER OFFICES

            FBR National Bank & Trust        c/o Navellier Securities Corp.
                 4922 Fairmont Avenue        One East Liberty, Third Floor
                   Bethesda, MD 20814        Reno, Nevada 89501

                  800-622-1386 E.S.T.        800-887-8671 P.S.T.

                          NAVELLIER PERFORMANCE FUNDS

                                   [GRAPHIC]

                                                               SEMIANNUAL REPORT
                                                                   June 30, 2003

Aggressive Small Cap Equity Portfolio      [NAVELLIER Calculated Investing LOGO]

                                                SEMIANNUAL REPORT, June 30, 2003
                                                     NAVELLIER PERFORMANCE FUNDS
                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------

                                                                   July 31, 2003

Dear Shareholder,

      After a lackluster first quarter of 2003, the second quarter provided some long overdue positive returns to the major equity markets. While the Aggressive Small Cap Equity Portfolio underperformed its benchmark for the first six months of the year the Portfolio was exhibiting very strong fundamentals and we are encouraged by the performance of the Portfolio toward the latter part of the second quarter.

      Looking forward, the evidence shows that we may have reached the bottom. As a result of this apparent opportunity, many of our models have started placing emphasis toward technology stocks in an effort to capture the upside if this bull market continues. Overall, our stock selection models are placing us in stocks that are exhibiting momentum created by analysts' predictions of future earnings growth and better fundamentals.
(AGGRESSIVE SMALL CAP EQUITY PORTFOLIO NASCX LINE GRAPH)

                                                  AGGRESSIVE SMALL CAP
                                                         EQUITY                RUSSELL 2000 GROWTH            RUSSELL 2000
                                                  --------------------         -------------------            ------------
4/1/94                                                    10000                       10000                       10000
                                                          10229                       10015                       10059
                                                           9750                        9791                        9946
6/30/94                                                    9521                        9370                        9609
                                                           9719                        9504                        9767
                                                           9906                       10202                       10311
                                                          10427                       10245                       10276
                                                          10770                       10355                       10236
                                                          10957                        9936                        9822
12/30/94                                                  11426                       10172                       10086
                                                          10614                        9965                        9959
                                                          11124                       10424                       10373
                                                          11655                       10729                       10552
                                                          12258                       10891                       10787
                                                          12341                       11033                       10972
6/30/95                                                   14048                       11794                       11541
                                                          16306                       12713                       12206
                                                          15682                       12870                       12459
                                                          16514                       13135                       12681
                                                          15619                       12489                       12114
                                                          16348                       13040                       12623
12/31/95                                                  16429                       13329                       12956
                                                          15481                       13219                       12942
                                                          16760                       13821                       13345
                                                          18007                       14095                       13617
                                                          20939                       15177                       14345
                                                          22816                       15955                       14910
6/30/96                                                   20971                       14918                       14298
                                                          17656                       13097                       13049
                                                          18839                       14067                       13807
                                                          20321                       14791                       14346
                                                          19308                       14153                       14125
                                                          19287                       14547                       14707
12/31/96                                                  18967                       14830                       15093
                                                          18935                       15201                       15394
                                                          17165                       14283                       15021
                                                          16014                       13275                       14312
                                                          16024                       13121                       14352
                                                          18114                       15093                       15949
6/30/97                                                   19255                       15605                       16633
                                                          20428                       16405                       17406
                                                          20726                       16897                       17805
                                                          22027                       18245                       19108
                                                          21536                       17150                       18269
                                                          21579                       16741                       18150
12/30/97                                                  21099                       16750                       18468
                                                          20097                       16527                       18177
                                                          21231                       17986                       19521
                                                          21798                       18740                       20326
                                                          22035                       18855                       20438
                                                          21389                       17485                       19337
6/30/98                                                   21890                       17664                       19378
                                                          20822                       16189                       17809
                                                          16312                       12452                       14351
                                                          17222                       13714                       15474
                                                          17394                       14430                       16105
                                                          18673                       15549                       16949
12/31/98                                                  21086                       16956                       17998
                                                          20980                       17719                       18237
                                                          18646                       16098                       16760
                                                          19345                       16671                       17022
                                                          20730                       18143                       18547
                                                          21705                       18172                       18818
6/30/99                                                   23682                       19129                       19669
                                                          22867                       18538                       19129
                                                          22400                       17845                       18421
                                                          20450                       18189                       18425
                                                          21572                       18655                       18500
                                                          23228                       20627                       19604
12/31/99                                                  27062                       24263                       21824
                                                          26407                       24037                       21473
                                                          31523                       29629                       25019
                                                          29479                       26515                       23370
                                                          27930                       23838                       21963
                                                          22988                       21751                       20683
6/30/00                                                   27529                       24560                       22486
                                                          23749                       22455                       21763
                                                          28985                       24817                       23423
                                                          27582                       23585                       22735
                                                          24884                       21670                       21720
                                                          18045                       17736                       19491
12/31/00                                                  19085                       18821                       21164
                                                          19443                       20344                       22266
                                                          14982                       17555                       20805
                                                          12884                       15959                       19788
                                                          14501                       17913                       21336
                                                          14687                       18328                       21860
6/30/01                                                   15682                       18828                       22615
                                                          14516                       17222                       21391
                                                          14050                       16146                       20700
                                                          12573                       13541                       17913
                                                          13180                       14844                       18962
                                                          13055                       16083                       20430
12/31/01                                                  13282                       17084                       21691
                                                          13157                       16476                       21465
                                                          12161                       15410                       20877
                                                          12550                       16749                       22555
                                                          12425                       16387                       22760
                                                          11600                       15429                       21750
6/30/02                                                   11102                       14120                       20671
                                                           9950                       11950                       17549
                                                          10323                       11945                       17504
                                                           9389                       11082                       16247
                                                           9342                       11642                       16768
                                                           9514                       12797                       18265
12/31/02                                                   8860                       11914                       17248
                                                           8377                       11590                       16770
                                                           8221                       11281                       16263
                                                           8284                       11452                       16473
                                                           8720                       12536                       18035
                                                           9140                       13949                       19970
6/30/03                                                    9420                       14217                       20332

                     AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

                                                                   RUSSELL 2000
   TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2003*        FUND         GROWTH      RUSSELL 2000
-----------------------------------------------------  ---------   ------------   ------------
Six Months                                                6.33%        19.33%         17.88%
One Year                                                (15.15)%        0.69%         (1.64)%
Annualized 5 Year                                       (15.52)%       (4.25)%         0.97%
Annualized Since Inception**                             (0.64)%        3.88%          7.97%
Value of a $10,000 investment over Life of Fund**       $9,420       $14,217        $20,332
* The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**Inception April 1, 1994

      The stock market is still the place to be despite the fact that most stocks surged in the second quarter in the wake of the capital gain and dividend tax cuts in the economic stimulus package. The Federal Reserve Board made it very clear that short-term interest rates will remain low for a prolonged period of time and may move slightly lower. Despite the stability in short-term interest rates, long-term Treasury bond yields have risen up to 0.5% in the past few weeks, because bond market investors believe that interest rates have finally bottomed. This is potentially very bullish for the stock market, because some nervous bond investors will likely wander back to the stock market as yields move higher.

      The broader stock market indices just finished their best quarter in over four years. Normally after a strong advance, the stock market will settle down and begin to consolidate its gains. There are some questionable stocks that rallied in the past few months. We expect that the stock market will focus on the upcoming second quarter earnings announcement season and the cream will rise to the top. Typically, the more the stock market is focused on corporate earnings, the better the average stock in our growth portfolios should perform.

      We expect that the average stock in our growth portfolios will post over 30% annual earnings growth in the near future due to robust profit margin expansion. In fact, there has been so much cost-cutting in corporate America during the past few years that the slightest increase in sales results in very healthy profit margin expansion. We also expect another spectacular round of big earnings surprises during the second quarter earnings announcement season.

      The Federal Reserve Board continues to pour money back into the U.S. economy, which helps boost consumer spending. Business spending is steadily improving after a three-year drought, largely due to the Federal Reserve Board pushing banks to resume their business lending. The economic stimulus package was an incredible success and is helping to restore investor confidence. Although the U.S. economy is now steadily improving, some regions, like California, continue to struggle. California's woes appear to be self-inflicted and are effectively an anchor that is holding back the overall U.S. economy. Despite California's problems, we expect that the U.S. economy will grow at least at a 3% annual pace for the remainder of the year.

      Overall, we expect that the stock market will likely slow down and concentrate on those stocks with the most outstanding fundamental characteristics. The flow of funds into the stock market has been strong during the past few months. Since the decimalization of Wall Street, the flow of funds has become even more important than ever before for determining the near-term direction of the stock market. If the flow of funds decelerates, as it often does during the summer months, then we expect that the stock market will become increasingly selective. This is still a stock-picking environment.

      Always feel free to contact us if you have any questions or if we can help you in any way. You may call us at 1.800.887.8671 or visit our web site at www.navellier.com, where we invite you to take advantage of our complimentary weekly market commentary service, Marketmail.*

Sincerely,

/s/ Louis G. Navellier                /s/ Alan Alpers
Louis G. Navellier                    Alan Alpers
Chief Investment Officer              Senior Portfolio Manager




*There is no guarantee that the opinions expressed in this newsletter will come to pass.

This material has been preceded by a Navellier Performance Funds prospectus.

The preceding charts and performance numbers assume reinvestment of all distributions.

Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Indices:

The Russell 2000 Index is an unmanaged index consisting of the smallest 2,000 stocks in the Russell 3000 Index. It is considered representative of the small cap market in general.

The Russell 2000 Growth Index contains those Russell 2000 securities with a greater-than-average growth orientation.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

These indices are considered representative of pertinent market sectors in general. None are investment products available for sale.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2003
(unaudited)

AGGRESSIVE SMALL CAP EQUITY
PORTFOLIO
--------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
--------------------------------------------------------
COMMON STOCKS -- 98.4%
AUTOMOTIVE PARTS -- 2.8%
      2,300  CLARCOR, Inc.                  $     88,665
                                            ------------
BANKING -- 6.1%
      2,000  Hancock Holding Co.                  94,120
      2,800  Pacific Capital Bancorp              98,140
                                            ------------
                                                 192,260
                                            ------------
BIOTECHNOLOGY AND DRUGS -- 3.5%
      2,000  Taro Pharmaceutical
               Industries, Ltd.*                 109,760
                                            ------------
BUSINESS SERVICES -- 2.4%
      4,000  Rollins, Inc.                        75,400
                                            ------------
CHEMICALS -- 3.3%
      3,100  Cytec Industries, Inc.*             104,780
                                            ------------
COMPUTER EQUIPMENT -- 12.1%
      2,000  Avid Technology, Inc.*               70,140
     14,000  Cray, Inc.*                         110,600
      9,000  Iomega, Inc.                         95,400
     10,000  Pinnacle Systems, Inc.*             107,000
                                            ------------
                                                 383,140
                                            ------------
COMPUTER SOFTWARE AND SERVICES -- 15.5%
      2,000  GTECH Holding Corp.                  75,300
      3,575  Hyperion Solutions Corp.*           120,692
      3,400  Microstrategy, Inc.*                123,862
      3,500  United Online, Inc.*                 88,690
      8,000  Western Digital Corp.*               82,400
                                            ------------
                                                 490,944
                                            ------------
CONSUMER PRODUCTS AND SERVICES -- 8.7%
      3,500  Central Garden & Pet Co.*            83,475
      2,000  Reebok International Ltd.*           67,260
      2,500  University of Phoenix Online*       126,750
                                            ------------
                                                 277,485
                                            ------------
ELECTRICAL AND GAS UTILITIES -- 3.4%
      3,400  UGI Corp.                           107,780
                                            ------------
ELECTRONIC COMPONENTS AND
  EQUIPMENT -- 2.1%
      4,000  Daktronics, Inc.*                    65,400
                                            ------------
FACILITIES SUPPORT SERVICES -- 3.8%
      4,750  Corrections Corporation of
               America*                          120,318
                                            ------------
FOOD -- 3.5%
      6,800  John B. Sanfillippo & Son,
               Inc.*                             109,820
                                            ------------
HEALTHCARE PRODUCTS AND SERVICES -- 2.7%
      1,800  Biosite, Inc.*                       86,580
                                            ------------


--------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
--------------------------------------------------------
--------------------------------------------------------
LIFE INSURANCE -- 3.0%
      2,000  LandAmerican Financial Group,
               Inc.                         $     95,000
                                            ------------
MACHINE AND ENGINEERING -- 3.5%
      2,800  Toro Co.                            111,300
                                            ------------
MEDICAL EQUIPMENT AND
  SUPPLIES -- 6.8%
      5,000  Cyberonics, Inc.*                   107,550
      5,000  Immucor, Inc.*                      108,950
                                            ------------
                                                 216,500
                                            ------------
PHARMACEUTICALS -- 5.9%
      5,000  Able Laboratories, Inc.*             99,000
      4,500  The Medicines Co.*                   88,605
                                            ------------
                                                 187,605
                                            ------------
REAL ESTATE INVESTMENT TRUST -- 3.5%
      4,000  Capital Automotive REIT             111,960
                                            ------------
SEMICONDUCTORS AND RELATED -- 2.9%
      4,000  Artisan Components, Inc.*            90,440
                                            ------------
TELECOMMUNICATIONS EQUIPMENT AND
  SERVICES -- 2.9%
      2,000  j2 Global Communications,
               Inc.*                              91,960
                                            ------------
TOTAL COMMON STOCKS
  (COST $2,578,757)                            3,117,097
                                            ------------
MONEY MARKET FUNDS -- 1.7%
     55,438  FBR Fund for Government
               Investors (Cost $55,438)           55,438
                                            ------------
TOTAL INVESTMENTS -- 100.1%
  (COST $2,634,195)                         $  3,172,535
Liabilities in Excess of Other
  Assets -- (0.1)%                                (2,898)
                                            ------------
NET ASSETS -- 100.0%                        $  3,169,637
                                            ============
NET ASSETS CONSIST OF:
Paid-in Capital                             $ 18,335,368
Net Investment Loss                              (35,836)
Accumulated Net Realized Loss on
  Investments                                (15,668,235)
Net Unrealized Appreciation of
  Investments                                    538,340
                                            ------------
NET ASSETS                                  $  3,169,637
                                            ============
NET ASSET VALUE PER SHARE
    (Based on 524,009 Shares Outstanding)          $6.05
                                            ============
-----------
* Non-income producing

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2003
(unaudited)

                                                               AGGRESSIVE SMALL
                                                                  CAP EQUITY
                                                                  PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).........................................      $    619
   Dividends (Note 1)........................................         9,160
                                                                   --------
     Total Investment Income.................................         9,779
                                                                   --------
 EXPENSES
   Investment Advisory Fee (Note 2)..........................        25,716
   Transfer Agent and Custodian Fee (Note 3).................        25,702
   Registration Fees.........................................        15,535
   Shareholder Reports and Notices...........................        13,279
   Administrative Fee (Note 2)...............................         7,654
   Distribution Plan Fees (Note 4)...........................         7,654
   Legal Fees................................................         3,214
   Trustees' Fees and Expenses (Note 2)......................         2,679
   Audit Fees................................................         2,000
   Insurance Fees............................................           532
   Other Expenses............................................         1,453
                                                                   --------
     Total Expenses..........................................       105,418
     Less Expenses Reimbursed by Investment Adviser (Note
      2).....................................................       (59,803)
                                                                   --------
       Net Expenses..........................................        45,615
                                                                   --------
 NET INVESTMENT LOSS.........................................       (35,836)
                                                                   --------
 Net Realized Gain on Investment Transactions................       106,326
 Change in Net Unrealized Appreciation of Investments........       (39,476)
                                                                   --------
 NET INCOME ON INVESTMENTS...................................        66,850
                                                                   --------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........      $ 31,014
                                                                   ========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                AGGRESSIVE SMALL CAP EQUITY
                                                                         PORTFOLIO
                                                               -----------------------------
                                                                FOR THE SIX     FOR THE YEAR
                                                               MONTHS ENDED        ENDED
                                                               JUNE 30, 2003    DECEMBER 31,
                                                                (UNAUDITED)         2002
                                                               -------------    ------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss.......................................   $   (35,836)    $  (122,297)
   Net Realized Gain (Loss) on Investment Transactions.......       106,326      (3,830,703)
   Change in Net Unrealized Appreciation of Investments......       (39,476)       (827,316)
                                                                -----------     -----------
     Net Increase (Decrease) in Net Assets Resulting from
       Operations............................................        31,014      (4,780,316)
                                                                -----------     -----------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares.........................       900,020       5,673,654
   Reinvestment of Distributions.............................            --              --
   Cost of Shares Redeemed...................................    (6,270,399)     (7,616,334)
                                                                -----------     -----------
     Net Decrease in Net Assets Resulting from Share
       Transactions..........................................    (5,370,379)     (1,942,680)
                                                                -----------     -----------
     TOTAL DECREASE IN NET ASSETS............................    (5,339,365)     (6,722,996)
 NET ASSETS -- Beginning of Period...........................     8,509,002      15,231,998
                                                                -----------     -----------
 NET ASSETS -- End of Period.................................   $ 3,169,637     $ 8,509,002
                                                                ===========     ===========
 SHARES
   Sold......................................................       162,462         836,217
   Issued in Reinvestment of Distributions...................            --              --
   Redeemed..................................................    (1,133,085)     (1,127,907)
                                                                -----------     -----------
     Net Decrease in Shares..................................      (970,623)       (291,690)
                                                                ===========     ===========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                        AGGRESSIVE SMALL CAP EQUITY
                                                                 PORTFOLIO*
                                       --------------------------------------------------------------
                                        FOR THE SIX
                                       MONTHS ENDED           FOR THE YEARS ENDED DECEMBER 31,
                                       JUNE 30, 2003   ----------------------------------------------
                                        (UNAUDITED)     2002     2001      2000      1999      1998
                                       -------------   ------   -------   -------   -------   -------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period..........................      $5.69        $8.53    $12.28    $20.26    $15.99    $16.00
                                          ------       ------   -------   -------   -------   -------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss.............      (0.07)       (0.08)    (0.12)    (0.19)    (0.24)    (0.15)
     Net Realized and Unrealized Gain
       (Loss) on Investments.........       0.43        (2.76)    (3.61)    (5.77)     4.71      0.14
                                          ------       ------   -------   -------   -------   -------
   Total from Investment Operations..       0.36        (2.84)    (3.73)    (5.96)     4.47     (0.01)
                                          ------       ------   -------   -------   -------   -------
 Distributions to Shareholders:
   From Net Realized Gain............         --           --     (0.02)    (2.02)    (0.20)       --
                                          ------       ------   -------   -------   -------   -------
   Net Increase (Decrease) in Net
     Asset Value.....................       0.36        (2.84)    (3.75)    (7.98)     4.27     (0.01)
                                          ------       ------   -------   -------   -------   -------
   Net Asset Value -- End of
     Period..........................     $ 6.05       $ 5.69   $  8.53   $ 12.28   $ 20.26   $ 15.99
                                          ======       ======   =======   =======   =======   =======
 TOTAL INVESTMENT RETURN.............       6.33%(A)   (33.29)%  (30.41)%  (29.47)%   28.34%    (0.06)%
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note
     2)..............................       1.49%(B)     1.49%     1.49%     1.49%     1.49%     1.63%
   Expenses Before Reimbursement
     (Note 2)........................       3.46%(B)     2.49%     2.27%     1.86%     1.85%     1.98%
   Net Investment Loss After
     Reimbursement (Note 2)..........      (1.18)%(B)   (1.04)%   (1.11)%   (1.10)%   (1.21)%   (0.79)%
   Net Investment Loss Before
     Reimbursement (Note 2)..........      (3.15)%(B)   (2.04)%   (1.89)%   (1.47)%   (1.57)%   (1.13)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...........         75%         267%      224%      240%      240%      145%
   Net Assets at End of Period (in
     thousands)......................     $3,170       $8,509   $15,232   $27,168   $38,626   $47,259
   Number of Shares Outstanding at
     End of Period (in thousands)....        524        1,495     1,786     2,212     1,906     2,955
 ------------------------------------

 * Financial Highlights include the performance of the Navellier Aggressive Small Cap Equity Portfolio, a series of the Navellier Series Fund, which reorganized on July 24, 1998, as a series of the Navellier Performance Funds.

 (A) Total returns for periods of less than one year are not annualized.

 (B) Annualized.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

1. Significant Accounting Policies

     The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund's objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of five separate portfolios each with its own investment objectives and policies. These financial statements report on one of the five portfolios: the Aggressive Small Cap Equity Portfolio (the "Portfolio"), a diversified open-end management company portfolio. The following is a summary of significant accounting policies which the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Portfolio's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Portfolio's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

        (d) The Portfolio intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

        (e) The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Effective May 1, 1998, under an agreement with the Adviser, the Portfolio pays a fee at the annual rate of 0.84% of its daily net assets. The Adviser receives an annual fee equal to 0.25% of the Portfolio's average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Portfolio for operating expenses incurred on behalf of the Portfolio. An officer and trustee of the Portfolio is also an officer and director of the Adviser. At June 30, 2003, the statement of net assets includes a payable to the Advisor for $3,007.

     The Adviser has agreed to limit the total normal expenses of the Portfolio to 1.49% of average annual net assets. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Portfolio, which totaled $59,803.

     Navellier Securities Corp. (the "Distributor") acts as the Portfolio's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Portfolio's shares, renders its services to the Portfolio pursuant to a distribution agreement. An officer and trustee of the Portfolio is also an officer and director of the Distributor. At June 30, 2003, the statement of net assets includes a payable to the Distributor for $22.

     The Portfolio pays each of its Trustees not affiliated with the Adviser $1,786 annually. For the six months ended June 30, 2003, Trustees' fees and expenses for the Portfolio totaled $2,679.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

3. Transfer Agent and Custodian

     FBR National Bank & Trust provides transfer agency, dividend disbursing and other shareholder services to the Portfolio. In addition, FBR National Bank & Trust serves as custodian of the Portfolio's assets. Fees paid to FBR National Bank & Trust are based upon a fee schedule approved by the Board of Trustees.

     Effective September 8, 2003, Integrated Fund Services, Inc. ("Integrated") will become the Transfer Agent, Fund Accountant and Fund Administrator to the Fund, pursuant to an agreement between the Fund and Integrated. Integrated is a Cincinnati-based mutual fund servicing company that has been in operation since 1983. FBR National Bank & Trust will continue to serve as the Fund's custodian.

4. Distribution Plan

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Portfolio for expenses incurred in the promotion and distribution of shares of the Portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Portfolio may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Portfolio and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Portfolio directly.

5. Securities Transactions

     For the six months ended June 30, 2003, purchases and sales (including maturities) of securities (excluding short-term securities) were $4,325,963 and $9,137,840, respectively.

6. Unrealized Appreciation of Investments

     At June 30, 2003, the cost of the investment securities for Federal income tax purposes was $2,634,195. Net unrealized appreciation was $538,340 of which $562,643 related to appreciated investment securities and $24,303 related to depreciated investment securities.

7. Federal Income Tax

     As of December 31, 2002, for Federal income tax purposes, the Portfolio had a capital loss carryover of $15,349,882, of which $11,943,858 expires in 2009 and $3,406,024 expires in 2010, which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration.

8. Borrowing Agreement

     The Funds have a short-term borrowing agreement with Custodial Trust Company which may be drawn upon for temporary purposes. At June 30, 2003, there were no outstanding borrowings.

9. Litigation

     As part of a merger of the Aggressive Small Cap Equity Portfolio of the Navellier Series Fund ("Series Portfolio") into the Aggressive Small Cap Equity Portfolio of this Fund ("Performance Portfolio"), the Performance Portfolio has agreed to accept all assets and to assume all valid liabilities of the Series Portfolio. There were approximately $70 million in assets transferred to the Performance Portfolio. Two of the former Trustees of the Navellier Series Fund, which was merged into the Aggressive Small Cap Equity Portfolio ("Portfolio") on July 24, 1998 sued to recover from the Portfolio approximately $4 million in alleged attorneys fees and costs, in connection with a class action lawsuit filed against them by shareholders of the Portfolio. There has been a settlement with one of the former trustees, Donald Simon at no cost to the Portfolio. In

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

August 2003, the other former trustee Kenneth Sletten obtained judgments totaling $2,340,684.77. The current Trustees of the Navellier Performance Funds (the "Fund") and the legal counsel to the Fund do not believe that there is merit to his claim or to the judgments totaling $2,340,684.77 and that his right to any fees and costs may be reversed on appeal. When the Trustees' claim was $3.5 million, Navellier Management Inc. agreed to pay the amount of fees and costs ultimately awarded, however, the amount of Navellier Management's payment was not to exceed the amount of the net assets of the Portfolio at the time of the final determination. The possibility still does exist that the Portfolio, which had net assets of $3,328,077 as of August 20, 2003, may be liable for some or all of the attorneys' fees and costs the former Trustee claims. However, if such claim is ultimately determined by a court to be valid, only the Assets of this Portfolio could be subject to such claim and not the Assets of any other Portfolio of the Fund.

           CUSTODIAN & TRANSFER AGENT      NAVELLIER OFFICES

            FBR National Bank & Trust      c/o Navellier Securities Corp.
                 4922 Fairmont Avenue      One East Liberty, Third Floor
                   Bethesda, MD 20814      Reno, Nevada 89501

                  800-622-1386 E.S.T.      800-887-8671 P.S.T.

ITEM 2. CODE OF ETHICS.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Registrant is an open-end management investment company.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant in this Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Navellier Performance Funds
-----------------------------------------------------------


By:               /s/ ARJEN KUYPER                                     8/29/03
                  --------------------------------------------------------------
                  Arjen Kuyper                                          Date
                  Treasurer
                  The Navellier Performance Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:               /s/ LOUIS G. NAVELLIER                               8/29/03
                  --------------------------------------------------------------
                  Louis G. Navellier                                    Date
                  President and Trustee
                  The Navellier Performance Funds
                  (Principal Executive Officer)



By:               /s/ ARJEN KUYPER                                     8/29/03
                  --------------------------------------------------------------
                  Arjen Kuyper                                          Date
                  Treasurer
                  The Navellier Performance Funds
                  (Principal Financial Officer and Accounting Officer)